Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2022	2021	2020	2022	2021
IoT operating segment
Multinational electronics contract manufacturing company	16%	13%	19%	34%	17%
International equipment and software manufacturer	6%	10%	9%	12%	0%
Semiconductor equipment and electronic devices manufacturing company	4%	5%	0%	0%	12%
International telecommunication company	5%	5%	6%	7%	11%
International digital security company	10%	0%	0%	6%	0%